Shareholder Report, Line Graph (Details) 194881_Amplify Bitcoin 2 Monthly Option Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 28, 2025	Sep. 30, 2025
Amplify Bitcoin 2% Monthly Option Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Amplify Bitcoin 2% Monthly Option Income ETF NAV
Accumulated Value	$ 10,000	$ 12,327
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,167